Consolidated Statements of Cash Flows $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 CAD ($)	Mar. 31, 2021 CAD ($)	Mar. 31, 2020 CAD ($)
Operating activities
Net income (loss)	$ 857.7	$ (76.1)	$ (175.9)
Items not affecting cash:
Amortization of property, plant and equipment and intangible assets	87.0	87.2	128.1
Deferred income tax expense	101.7		(4.3)
Pension expense in excess of funding (pension funding in excess of expense)	2.4	(30.5)	(28.2)
Post-employment benefit funding in excess of expense	(6.1)	(7.8)	(7.6)
Unrealized foreign exchange loss (gain) on:
accrued pension liability	1.5	32.1	(13.8)
post-employment benefit obligations	0.9	34.3	(16.0)
Finance costs	48.6	68.5	63.8
Loss on disposal of property, plant and equipment	0.3	2.5
Interest on pension and other post-employment benefit obligations	11.6	17.0	17.3
Accretion of governmental loans and environmental liabilities	12.2	10.3	7.2
Unrealized foreign exchange loss (gain) on government loan facilities	0.6	9.0	(4.3)
Increase in fair value of warrant liability	6.4
Decrease in fair value of earnout liability	(78.1)
Listing expense	235.6
Other	5.5	0.9	(0.8)
Adjustments to reconcile profit (loss)	1,287.8	147.4	(34.5)
Net change in non-cash operating working capital	(21.1)	(137.7)	34.3
Environmental liabilities paid	(3.3)	(1.6)	(4.5)
Cash generated by (used in) operating activities	1,263.4	8.1	(4.7)
Investing activities
Acquisition of property, plant and equipment	(166.2)	(71.7)	(113.3)
Acquisition of intangible asset		(0.1)	(0.6)
Acquisition of right-of-use assets	(1.7)
Recovery (issuance) of related party receivable	2.2	(1.1)	(1.2)
Cash used in investing activities	(165.7)	(72.9)	(115.1)
Financing activities
Bank indebtedness (repaid) advanced, net	(86.8)	(145.2)	249.3
Repayment of term loans	(457.8)	(12.6)	(10.3)
Governmental loans received, net of benefit	1.1	6.5	42.4
Repayment of government loans	(0.8)
Restricted cash			7.2
Interest paid	(36.3)	(15.6)	(42.0)
Proceeds from issuance of shares	393.5	0.0
Dividends paid	(9.3)
Other	(2.3)	(0.5)	0.1
Cash (used in) generated by financing activities	(198.7)	(167.4)	246.7
Effect of exchange rate changes on cash	(4.9)	(11.6)	2.6
Cash
Increase (decrease) in cash	894.1	(243.8)	129.5
Opening balance	21.2	265.0	135.5
Ending balance	$ 915.3	$ 21.2	$ 265.0